Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Preparation

Our consolidated financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The consolidated financial statements are stated in millions of United States (“U.S.”) dollars (except share and per share data) unless otherwise indicated, and are computed based on the amounts in thousands. Certain amounts in columns and rows within tables may not foot due to rounding. Percentages and earnings per share amounts presented are calculated from the underlying unrounded amounts.

On May 10, 2021, the Company completed the sale of its Italian B2C gaming machine, sports betting, and digital gaming businesses (“Italian B2C businesses”), which met the criteria to be reported as a discontinued operation during the fourth quarter of 2020. As a result, the historical results of the Italian B2C businesses have been excluded from both continuing operations and segment results for all periods presented. Unless otherwise indicated, amounts and activity throughout these Consolidated Financial Statements are presented on a continuing operations basis. Refer to Note 3 - Business Acquisitions and Divestitures for further details.
Principles of Consolidation
The consolidated financial statements include the accounts of the Parent, our majority-owned or controlled subsidiaries, and any variable interest entities in which we are the primary beneficiary. Intercompany accounts and transactions have been eliminated in consolidation. Earnings or losses attributable to non-controlling interests in a subsidiary are included in net income (loss) in the consolidated statements of operations.

Investments in which we have the ability to exercise significant influence, but do not control, and with respect to which we are not the primary beneficiary, are accounted for using the equity method of accounting. Equity investments in which we have no ability to exercise significant influence that do not have a readily determinable fair value and do not have a Net Asset Value per share are measured at cost, less impairment, plus or minus changes resulting from observable price changes. Equity method investments and equity investments in which we have no ability to exercise significant influence are included within other non-current assets in the consolidated balance sheets.
Use of Estimates

The preparation of our consolidated financial statements requires us to make estimates, judgments, and assumptions which affect the reported amounts of assets, liabilities, equity, revenues and expenses, and related disclosure of contingent liabilities. On an ongoing basis we evaluate our estimates, judgments, and methodologies. We base our estimates on historical experience and on various other assumptions that we believe are reasonable, the results of which form the basis for making judgments about the carrying values of assets, liabilities, and equity, and the amount of revenues and expenses. Accordingly, actual results and outcomes could differ from those estimates.
New Accounting Standards - Recently Adopted

There has not been any recently adopted accounting guidance for the year ended December 31, 2022 with a significant effect on the consolidated financial statements.

New Accounting Standards - Not Yet Adopted
In March 2022, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2022-02, Financial Instruments—Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures (“ASU 2022-02”). The amendments eliminate the troubled debt restructuring (“TDR”) recognition and measurement accounting model, and instead entities will evaluate the terms of a restructured financing agreement to determine whether it represents a new loan or a continuation of an existing loan. Although the TDR accounting model was eliminated, the financial difficulty criteria was retained to determine whether a restructuring should be disclosed under an expanded set of requirements about a creditor’s loan modification programs. In addition, the amendments will require entities to disclose current period gross write-offs by year of origination, also known as “vintage”. The TDR changes and vintage disclosure requirement would apply to the Company’s customer financing receivables. ASU 2022-02 is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years, with early adoption permitted. We will adopt ASU 2022-02 upon the effective date and expect to apply all amendments prospectively.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”). The amendments create an exception to the general recognition and measurement principal in ASC 805, Business Combinations to measure assets and liabilities acquired in a business combination at fair value. Instead, an acquirer in a business combination will be required to apply ASC 606 to recognize and measure contract assets and contract liabilities that result from contracts accounted for under ASC 606 on the acquisition date and will generally result in the acquirer recognizing amounts consistent with those recorded by the acquiree immediately before the acquisition date. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years, with early adoption permitted. We will adopt ASU 2021-08 upon the effective date.

We do not currently expect that any other recently issued accounting guidance will have a significant effect on the consolidated financial statements.
Revenue

We account for a contract with a customer when: we have written approval; the parties are committed to perform their respective obligations; the rights of the parties, including payment terms, are identified; the contract has commercial substance; and collection of consideration is probable.

Performance obligations are identified at contract inception. A performance obligation is a promise in a contract with a customer to transfer products or services that are distinct. If we enter into two or more contracts at or near the same time, the contracts may be combined and accounted for as one contract, in which case we determine whether the services or products in the combined contract are distinct. A service or product that is promised to a customer is distinct if both of the following criteria are met: the customer can benefit from the service or product either on its own or together with other resources that are readily available to the customer; and our promise to transfer the service or product to the customer is separately identifiable from other promises in the contract.

Revenue is recognized when (or as) control of a promised service or product transfers to a customer, in an amount that reflects the consideration (which represents the transaction price) to which we expect to be entitled in exchange for transferring that service or product. If the consideration promised in a contract includes a variable amount, we estimate the amount to which we expect to be entitled using either the expected value or most likely amount method. Our contracts may include terms that could cause variability in the consideration, including, for example, rebates, volume discounts, service-level penalties, and performance bonuses or other forms of contingent revenue.

Our standard payment terms dictate that payment is due upon receipt of invoice, payable within 30 days. Invoices are generally issued as control transfers and/or as services are rendered. Additionally, in determining the transaction price, we adjust the promised amount of consideration for the effects of the time value of money if the payment terms are not standard and the timing of payments agreed to by the parties to the contract provide the customer or the Company with a significant benefit of financing, in which case the contract contains a significant financing component. Most arrangements that contain a significant financing component include explicit financing terms.
We may include subcontractor services or third-party vendor services or products in certain arrangements. In these arrangements, revenue from sales of third-party vendor services or products are recorded net of costs when we are acting as an agent between the customer and the vendor, and gross when we are the principal for the transaction. To determine whether we are an agent or principal, we consider whether we obtain control of the services or products before they are transferred to the customer. In making this evaluation, several factors are considered, most notably whether we have primary responsibility for fulfillment to the customer, as well as inventory risk and pricing discretion.

Additional information on revenue recognition is included in Note 4.- Revenue Recognition.

Arrangements with Multiple Performance Obligations
We often enter into contracts that consist of a combination of services and products based on the needs of our customers, which may include post-contract support for the software and a contract for post-warranty maintenance service for the hardware. These contracts consist of multiple services and products, whereby the hardware and software may be delivered in one period and the software support and hardware maintenance services are delivered over time.

To the extent that a service or product in an arrangement with multiple performance obligations is subject to other specific accounting guidance, that service or product is accounted for in accordance with such specific guidance.

For all other distinct services and products in these arrangements, the arrangement transaction price is allocated to each performance obligation on a relative standalone selling price basis or another method that depicts the amount of consideration to which we expect to be entitled in exchange for transferring the promised services or products. If the services and products are not distinct, we determine an appropriate measure of progress based on the nature of our overall promise for the single performance obligation.

To the extent we grant the customer the option to acquire additional services or products in one of these arrangements, we account for the option as a distinct performance obligation in the contract only if the option provides a material right to the customer that it would not receive without entering into the contract (i.e., a significant discount incremental to the range of discounts typically given for the service or product), in which case the customer in effect pays in advance for the option to purchase future services or products. We allocate a portion of the transaction price to the material right and recognize revenue when those future services or products are transferred or when the option expires.

Standalone Selling Price
We allocate the transaction price to each performance obligation on a relative standalone selling price (“SSP”) basis. The SSP is the price at which we would sell a promised service or product separately to a customer. In some instances, we are able to establish SSP based on the observable prices of services or products sold separately in comparable circumstances to a similar customer. We typically establish an SSP range for our services and products that are reassessed on a periodic basis or when facts and circumstances change.

In other instances, we may not be able to establish an SSP range based on observable prices, and we estimate the SSP by considering multiple factors including, but not limited to, overall market conditions, including geographic or regional specific factors, competitive positioning, competitor actions, internal costs, profit objectives, and pricing practices. Estimating SSP is a formal process that includes review and approval by management.

Contract Costs
Certain eligible, non-recurring costs incurred in the initial phases of service contracts are capitalized and amortized ratably over the expected period of benefit, which includes anticipated contract renewals or extensions. Recurring operating costs in these contracts are recognized as incurred.

Practical Expedients and Exemptions
We report revenue net of any revenue-based taxes assessed by governmental authorities that are imposed on and concurrent with specific revenue-producing transactions.

We generally expense incremental costs of obtaining a contract (e.g., sales commissions) when incurred because the amortization period would have been one year or less. These costs are recorded within selling, general and administrative expenses in our consolidated statements of operations. For certain of our long-term contracts, recoverable costs are capitalized and amortized on a straight-line basis over the expected customer relationship period.

We do not account for significant financing components if the period between when we transfer the promised service or product to the customer and when the customer pays for that service or product will be one year or less.

We do not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, (ii) performance obligations for which we recognize variable revenue at the amount that we have the right to invoice for services performed, (iii) contracts for which variable consideration is accounted for in accordance with sales-based or usage-based royalty guidance, and (iv) wholly unperformed contracts.

Contract Assets and Liabilities
Contract assets and liabilities represent the difference in the timing of revenue recognition from invoicing or receipt of cash from our customers. Contract assets reflect revenue recognized in advance of invoicing our customer. Contract liabilities relate to payments received, based on the terms established in our contracts, in advance of revenue recognition.
Advertising

Advertising costs are expensed as incurred. Advertising expense was $28 million, $33 million, and $25 million for the years ended December 31, 2022, 2021, and 2020, respectively.
Research and Development Costs

Research and development costs (“R&D”), which principally include employee compensation costs, are expensed as incurred.
Cash and Cash Equivalents

Cash and cash equivalents consist primarily of highly liquid investments purchased with an original maturity of three months or less at the date of acquisition, such as bank deposits, money market funds, and interest bearing bank accounts with insignificant interest rate risk. The fair value of cash and cash equivalents approximates the carrying amount.

Restricted Cash and Cash Equivalents

We are required by gaming regulations to maintain sufficient reserves in restricted cash accounts to be used for the purpose of funding payments to WAP jackpot winners. These restricted cash balances are based primarily on the jackpot meters displayed to slot players, or for previously won jackpots, and vary by jurisdiction. Under our Italian Lotto contract, we deposit wagers, net of prizes paid and retailer commissions retained by the retailer at point of sale, into bank accounts, the use of which is restricted based on the contract with our customer. Restricted cash is also maintained for interactive digital player deposits, collections on factored and serviced receivables not yet paid through to the third-party owner, and for customer funds received in relation to the provision of our commercial services. These amounts are restricted based on the contracts with our customers or local regulations.
Allowance for Credit Losses

We maintain an allowance for credit losses on receivables resulting from the expected failure or inability of our customers to make required payments. The allowance is regularly reviewed by considering factors such as the creditworthiness of our customers, historical experience, aging of receivables, and current market and economic conditions, as well as management’s expectations of future conditions when appropriate. The allowance is deducted from the amortized cost basis of the receivable to present the net amount expected to be collected.

We estimate expected credit losses on receivables on a collective (pool) basis when similar risk characteristics exist. Trade and other receivables and customer financing receivables represent the initial pools which are segregated further by business segment, geography, internal risk rating, and aging. The risk of loss is assessed over the contractual life of the receivables and we adjust historical loss rates for current and future conditions based on qualitative considerations. The expected loss rate for each receivable pool is applied to the aggregate receivable balance to determine the allowance requirement. Receivables are written off against the allowance in the period they are determined to be uncollectible.
We determine delinquency based on the contractual payment terms. An account may be considered delinquent if there are unpaid balances remaining on the account the day after the contractual due date.

For amounts due from certain government customers in the Global Lottery business segment, we have not established an allowance as we have no expectation of loss based on a long history of no credit losses and the explicit guarantee of a sovereign entity.
Inventories

Inventories are stated at the lower of cost (applying the first in, first out method) and net realizable value. Allowances are made for defective, obsolete, or excess inventory.
Upfront License Fees
We periodically make long-term investments in contracts with customers and obtain licenses to supply products and services to our customers. As consideration, we pay license fees, which are classified as other non-current assets in the consolidated balance sheets. We recognize the amortization of the license fees as a reduction of service revenue over the estimated economic life of the license term. This method reflects the pattern in which economic benefits are expected to be realized. The recoverability of each payment is subject to significant estimates about future revenues related to the contracts’ future cash flows. We evaluate these assets for impairment and update amortization rates on an agreement by agreement basis. The assets are reviewed for impairment whenever events or changes in circumstances indicate their carrying amount may not be recoverable. In periods in which payments are made to the customer, we classify the payment as a cash outflow from operating activities in the consolidated statements of cash flows.
Fair Value Measurements

We account for certain financial assets and liabilities at fair value. Financial assets and liabilities are categorized, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to the use of observable inputs and the lowest priority to the use of unobservable inputs. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement. These levels are as follows:
•Level 1 - inputs are based upon unadjusted quoted prices for identical instruments in active markets
•Level 2 - inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the instruments
•Level 3 - inputs are unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability
Derivative Financial Instruments

We use derivative financial instruments for the management of foreign currency risks. We do not enter into derivatives for speculative purposes. Derivatives are recognized as either assets or liabilities in the consolidated balance sheet at fair value. All derivatives are recorded gross, except netting of foreign exchange contracts and counterparty netting of interest receivable and payable related to interest rate swaps, as applicable. The accounting for changes in the fair value of a derivative depends on the nature of the hedge and the hedge effectiveness. Derivative gains and losses are reported in the consolidated statements of cash flows consistent with the classification of the cash flows from the underlying hedged items.

For derivative instruments designated as cash flow hedges, gains and losses are recorded in other comprehensive income (loss) and are subsequently reclassified when the hedged item affects earnings. At that time, the amount is reclassified from other comprehensive income (loss) to the same income statement line as the earnings effect of the hedged item.

Derivative instruments not designated as hedges are recognized in the consolidated balance sheet at fair value with the changes in fair value recorded in foreign exchange loss (gain), net in the consolidated statements of operations.
Systems, Equipment and Other Assets Related to Contracts, Net and Property, Plant and Equipment, Net

We have two categories of fixed assets: systems, equipment and other assets related to contracts (“Systems & Equipment”) and property, plant and equipment (“PPE”).

Systems & Equipment are assets that primarily support our operating contracts, FMCs, and WAP systems (collectively, the “Contracts”) and are principally composed of lottery and gaming assets, including those that are accounted for as operating leases with our customers. PPE are assets we use internally, not associated with Contracts, primarily related to production and assembly, selling, general and administration, and R&D.

Systems & Equipment and PPE are stated at cost, net of accumulated depreciation and accumulated impairment loss, if any. Costs incurred for Systems & Equipment and PPE not yet placed into service are classified as construction in progress and are not depreciated until placed in service. Depreciation is recognized on a straight-line basis over the estimated useful lives of the assets. Repair and maintenance costs are expensed as incurred, whereas major improvements that increase asset values and extend useful lives are capitalized.

Systems & Equipment and PPE are tested for impairment whenever events or changes in circumstances indicate the carrying amount of those assets may not be recoverable. An impairment loss is recognized only if the carrying amount is not recoverable and exceeds its fair value. The carrying amount is not recoverable if it exceeds the sum of the undiscounted forecasted cash flows resulting from the use and eventual disposition of such asset. An impairment loss is measured as the amount by which the carrying amount exceeds its fair value.
Leases

We determine whether a contract is or contains a lease at inception. As a lessee, we recognize right-of-use (“ROU”) assets and lease liabilities on the lease commencement date based on the present value of lease payments over the lease term. ROU assets also include any upfront lease payments or initial direct costs and are adjusted for lease incentives received.

We consider renewal and termination options, including whether they are reasonably certain to be exercised, in determining the lease term and establishing the ROU assets and lease liabilities. ROU assets and lease liabilities are calculated using our incremental borrowing rate, which is based on the lease currency and length of the lease, unless the implicit rate is determinable.

Most of our lease contracts contain both lease and non-lease components. As a lessee, we combine lease and non-lease components into a single lease component for all classes of underlying assets except certain communication equipment. For certain communication equipment, we allocate the consideration between lease and non-lease components based on relative standalone price. Lease expense is recognized on a straight-line basis over the lease term.

Variable lease payments are generally expensed as incurred except for certain rent payments that depend on an index, which are included in lease payments using the index rate in effect as of the lease commencement date.

Short-term leases, which are leases with an initial term of 12 months or less with no purchase options that are reasonably certain of exercise, are not recognized on the balance sheet. The rental payments are recognized as lease expense on a straight-line basis over the lease term.

Certain of our long term lottery and commercial gaming service arrangements include leases for equipment installed at customer locations. As the lessor, we combine lease and non-lease components for all classes of underlying assets in arrangements that involve operating leases. The single combined component is accounted for under ASC 842, Leases, or ASC 606, Revenue from Contracts with Customers (“ASC 606”), depending on which component is the predominant component in the arrangement. If a component cannot be combined, the consideration is allocated between the lease component and the non-lease component based on relative standalone selling price.
Goodwill

The assets and liabilities of acquired businesses are recorded under the acquisition method of accounting at their estimated fair values at the date of acquisition. Goodwill represents costs in excess of fair values assigned to the underlying identifiable net assets of acquired businesses, and is stated at cost less accumulated impairment losses.
Goodwill has been allocated to and is tested for impairment at the reporting unit level, which is the same level as our operating segments. We evaluate our reporting units annually and if necessary, reassign goodwill using a relative fair value approach. As of December 31, 2022 we have identified three reporting units: Global Lottery, Global Gaming, and PlayDigital.

Goodwill is tested for impairment annually, in the fourth quarter, or whenever events or changes in circumstances indicate the carrying amount may not be recoverable. The goodwill impairment test compares the fair value of a reporting unit with its carrying amount and an impairment loss is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value. In performing the goodwill impairment test, we estimate the fair value of the reporting units using an income approach based on projected discounted cash flows. We have the option to first assess various qualitative factors (commonly referred to as “Step 0”) to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount and whether a quantitative analysis is necessary. If the Company does not elect to perform Step 0, it can voluntarily proceed directly to Step 1. In Step 1, the Company performs a quantitative analysis to compare the fair value of its reporting unit to its carrying value including goodwill. If the fair value of the reporting unit exceeds the carrying value of the net assets assigned to that unit, goodwill is not considered impaired, and the Company is not required to perform further testing. If the carrying value of a reporting unit exceeds its fair value, then the Company would record an impairment loss equal to the difference.
Capitalized Software Development Costs

Costs incurred in the development of our externally-sold software products are expensed as incurred, except certain software development costs eligible for capitalization. Software development costs incurred subsequent to establishing technological feasibility and through the general release of the software products are capitalized. Capitalized costs are amortized over the products’ estimated useful life to cost of product sales in the consolidated statements of operations.

Costs incurred during the application development phase of software for services provided to customers are capitalized as internal-use software and amortized over the useful life to cost of services in the consolidated statements of operations. Costs incurred during the application development of software for internal use, and not for use in services provided to customers, are capitalized and amortized over the useful life to selling, general and administrative expenses in the consolidated statements of operations.
Intangible Assets

Intangible assets, which include indefinite-lived and definite-lived intangible assets, are stated at cost, less accumulated amortization and accumulated impairment losses.

Indefinite-lived intangible assets are composed of trademarks for which there is no foreseeable limit of the period over which they are expected to generate net cash inflows. Definite-lived intangible assets, which are primarily composed of customer relationships and computer software and game library, are capitalized and amortized on a straight-line basis over their estimated useful lives. Estimated useful lives are determined considering the period the assets are expected to contribute to future cash flows. Amortization of intangibles is included in cost of services, cost of product sales or selling, general and administrative expenses in the consolidated statement of operations depending on the use and nature of the asset.

Indefinite-lived intangible assets, other than goodwill, are tested for impairment annually, in the fourth quarter, or whenever events or changes in circumstances indicate the carrying amount may not be recoverable. We first perform a qualitative assessment to determine whether it is more likely than not that the fair value of indefinite-lived intangible assets are less than their carrying amount and whether the quantitative analysis is necessary. The quantitative analysis compares the fair value of indefinite-lived intangible assets to their carrying amount and an impairment loss is recognized when the carrying amount exceeds the fair value.
Income Taxes

Deferred tax assets and liabilities are recognized for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the tax basis of assets and liabilities and their reported amounts using the enacted tax rates in effect for the year in which the differences are expected to reverse. Tax credits are generally recognized as reductions of income tax provisions in the year in which the credits arise. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The effect of a change in income tax rates is recognized as income or expense in the period that includes the enacted or substantively enacted date.
Accounting for uncertainty in income taxes recognized in the consolidated financial statements is in accordance with accounting authoritative guidance, which prescribes a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination. If the tax position is deemed “more likely than not” to be sustained, the tax position is then assessed to determine the amount of the benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50 percent likelihood of being realized upon ultimate settlement.

We recognize interest and penalties related to unrecognized tax benefits in provision for income taxes in the consolidated statement of operations. Accrued interest and penalties are included within other non-current liabilities in the consolidated balance sheets.

We use the period cost method for global intangible low-taxed income (“GILTI”) provisions and therefore have not recorded deferred taxes for basis differences expected to reverse in future periods.

A provision for foreign withholding taxes has not been recorded on undistributed profits of the company’s subsidiaries that are determined to be indefinitely reinvested. If management intentions change in the future, there may be a significant impact on the provision for income taxes in the period the change occurs.
WAP Jackpot Accounting

We incur costs to fund jackpots and accrue jackpot liabilities with every wager on devices connected to a WAP system. Jackpot liabilities are estimated based on the size of the jackpot, the number of WAP units in service, variations and volume of play, and interest rate movements. Jackpots are generally payable to winners immediately, in the case of instant wins, or in equal annual installments over 19 to 25 years. Winners may elect to receive a lump sum payment for the present value of the jackpot discounted at applicable interest rates in lieu of periodic annual installments.

Jackpot liabilities are composed of payments due to previous winners, and amounts due to future winners of jackpots not yet won. Liabilities due to previous winners for periodic payments are carried at the accreted cost of a qualifying U.S. government or agency annuity investment for those in which purchases were made at the time of the jackpot win. All other periodic liabilities are discounted and accreted using the risk-free rate at the time of the jackpot win.

Liabilities due to future winners are recorded at the present value of the estimated amount of jackpots not yet won. We estimate the present value of these liabilities using current market rates, weighted with historical lump sum payout election ratios. Based on the most recent historical patterns, approximately 90% of winners will elect the lump sum payment option. The current portion of these liabilities are estimated based on historical experience with winner payment elections, in conjunction with the theoretical projected number of jackpots.
Process for Disclosure and Recording of Liabilities Related to Legal Proceedings

Many lawsuits and claims involve highly complex legal and related issues, including issues relating to causation, evidence, and alleged actual damages, all of which are otherwise subject to substantial uncertainties. Assessments of lawsuits and claims can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions. When making determinations about recording liabilities related to legal proceedings, the Company complies with the requirements of ASC 450, Contingencies, and related guidance, and records liabilities in those instances where it can reasonably estimate the amount of the loss and when the loss is probable. Where the reasonable estimate of the probable loss is a range, the Company records as an accrual in its financial statements the most likely estimate of the loss, or the low end of the range if there is no one best estimate. The Company either discloses the amount of a possible loss or range of loss in excess of established accruals if estimable, or states that such an estimate cannot be made. The Company discloses significant legal proceedings even where liability is not probable or the amount of the liability is not estimable, or both, if the Company believes there is at least a reasonable possibility that a loss may be incurred. All legal costs are expensed as incurred.

Because legal proceedings are subject to inherent uncertainties, and unfavorable rulings or developments could occur, there can be no certainty that the Company may not ultimately incur charges in excess of presently recorded liabilities. Many of the matters described are at preliminary stages or seek an indeterminate amount of damages. It is not uncommon for claims to be resolved over many years. A future adverse ruling, settlement, unfavorable development, or increase in accruals for one or more of these matters could result in future charges that could have a material adverse effect on the Company’s results of operations or cash flows in the period in which they are recorded. Based on experience and developments, the Company reexamines its estimates of probable liabilities and associated expenses and receivables each period, and whether it is able to estimate a liability previously determined to be not estimable and/or not probable. Where appropriate, the Company makes additions to or adjustments of its estimated liabilities. As a result, the current estimates of the potential impact on the Company’s consolidated financial position, results of operations, and cash flows for the legal proceedings and claims pending against the Company could change in the future.
Treasury Stock

We account for treasury stock acquisitions using the cost method. We account for the retirement of treasury stock by deducting its par value from common stock and reflecting any excess of cost over par value as a deduction from additional paid-in capital in the consolidated balance sheets.
Foreign Currency Translation and Foreign Currency Transactions

The financial statements of subsidiaries with functional currencies other than the U.S. dollar are translated into U.S. dollars, with the resulting translation adjustments recorded as a component of accumulated other comprehensive income (“AOCI”) within shareholders’ equity. Assets and liabilities are translated into U.S. dollars using the exchange rates in effect at the balance sheet date, while income and expense items are translated using the average exchange rates during the period.

Subsidiaries with monetary assets and liabilities denominated in a currency other than the functional currency of the subsidiary are subject to remeasurement, the impact of which is recorded in foreign exchange (gain) loss, net in the consolidated statement of operations.
Stock-Based CompensationStock-based compensation represents the cost related to stock-based awards granted to directors and employees. Stock-based compensation cost is measured at the grant date or modification date, based on the estimated fair value of the award and recognized as expense, net of estimated forfeitures, over the vesting periods. For awards subject to cliff vesting, compensation cost is recognized by way of a straight-line method over the award’s expected vesting period. For awards subject to graded vesting, compensation cost is recognized by way of an accelerated attribution method over the entire awards’ expected vesting periods.